Net Income/(Loss) Per Share	12 Months Ended
May 31, 2022
Earnings Per Share [Abstract]
Net Income/(Loss) Per Share
18.	NET INCOME/(LOSS) PER SHARE
The computation of basic and diluted net income/(loss) per common share for the years ended May 31, 2020, 2021 and 2022 is as follows:

	For the years ended May 31,
	2020	2021	2022
Numerator:
Net income/(loss) attributable to New Oriental Education & Technology Group Inc.’s shareholders (US$ in thousands)	413,333	334,414	(1,187,721)

Net income/(loss) available for future distribution (US$ in thousands)	413,333	334,414	(1,187,721)

Denominator*
Weighted average common shares outstanding-basic	1,584,295,760	1,645,463,440	1,696,419,232

Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method	11,073,140	6,518,944	—

Weighted average common shares outstanding-diluted	1,595,368,900	1,651,982,384	1,696,419,232

Net income/(loss) per common share*
- Basic (US$)	0.26	0.20	(0.70)
- Diluted (US$)	0.26	0.20	(0.70)

*	Retrospectively restated for effect of stock split
There was no employee share options included in the dilutive share calculation for the years ended May 31, 2020, 2021 and 2022 due to anti-dilutive effects.